Taxation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Net operating losses carry forward	$ 33,300,000	$ 23,300,000
Valuation allowance related to NOL	(28,900,000)	(22,600,000)
Tax Cuts and Jobs Act of 2017, change in tax rate, income tax expense (benefit)	3,000,000	(3,000,000)
Uncertain tax position		40,000,000	$ 9,000,000
Unrecognized tax benefits, accrued interest and penalties	8,000,000	1,800,000
Unrecognized tax benefits, accrued interest and penalties expense	6,200,000		$ 0
Amount of unrecognized tax benefits reasonable possible to be recognized	51,700,000
Other Non-current Liabilities
Income Tax Examination [Line Items]
Uncertain tax position	$ 43,700,000	$ 40,000,000